Jul-08-03 03:00pm From- T-342 P.002/008 F-557

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31294

NYSE

03026901

July 8, 2003

RECD S.E.C.
JUL 0 8 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Ribapharm Inc., Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2003.

Sincerely,

PROCESSED
JUL 11 2003
THOMSON
FINANCIAL